Equipment on Lease, Net (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) leased_asset	Dec. 31, 2019 USD ($)
Leases [Abstract]
Number of assets leased to customers | leased_asset			4
Equipment leased to customers, cost basis	$ 8,100		$ 3,000
Equipment leased to customers, accumulated depreciation	500		200
Lease revenue	600	$ 0	400
Deprecation expense	300	0	200
Transfers to equipment on lease, net from inventories			3,000
Equipment on lease, net	7,595	$ 0	$ 2,855	$ 0
Number of leased assets secured in debt | leased_asset			3
Lease payments due for the remainder of the year	1,000
Lease payment due next year	1,300		$ 500
Principal payments	$ 300